LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED APRIL 15, 2011

TO THE SUMMARY PROSPECTUS, DATED MARCH 30, 2011,

AND TO THE

PROSPECTUS, DATED MARCH 30, 2011, OF

LEGG MASON STRATEGIC REAL RETURN FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus dated March 30, 2011, as supplemented on April 15, 2011 and as may be amended or further supplemented, the fund’s statement of additional information, dated March 30, 2011, as supplemented on April 15, 2011 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and consolidated financial statements in the fund’s annual report to shareholders, dated November 30, 2010, are incorporated by reference into this Summary Prospectus.

Effective as of May 1, 2011, the following text replaces the section of the fund’s Summary Prospectus titled “Management – Portfolio managers – Western Asset, WAML and Western Japan” and the section of the fund’s Prospectus titled “Management – Portfolio managers – Western Asset, WAML and Western Japan”:

Western Asset, WAML and Western Japan: Stephen A. Walsh, Peter H. Stutz and Paul E. Wynn have been Portfolio Managers of the fund sleeve subadvised by Western Asset, WAML and Western Japan since 2010.

Effective as of May 1, 2011, the following text replaces the section of the fund’s Prospectus titled “More on fund management – Portfolio managers” that relates to the portfolio managers that provide day-to-day management of the assets of the fund that are managed by Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited in London (“WAML”) and Western Asset Management Company Ltd. in Japan (“Western Japan”):

The following Portfolio Managers provide day-to-day management of the assets of the fund that are managed by Western Asset, WAML and Western Japan:

Stephen A. Walsh and Peter H. Stutz have been employed by Western Asset, and Paul E. Wynn has been employed by WAML, each in the capacity of portfolio manager for more than five years. The portfolio managers lead a larger team, and their focus is on portfolio structure, duration weighting and term structure decisions.

This supplement should be retained with your Summary Prospectus and Prospectus for future reference.

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